Inventories	12 Months Ended
Dec. 31, 2021
Classes Of Inventories [Abstract]
Inventories
11.	INVENTORIES

	December 31
	2020	2021
	NT$	NT$
	(In Millions)
Merchandise	$3,903	$4,070
Project in process	6,167	4,805
Work in process	126	145
Raw materials	137	224
	10,333	9,244
Land held under development	1,999	1,999
Construction in progress	77	84
	$12,409	$11,327

The operating costs related to inventories were $49,258 million, $53,847 million and $51,180 million for the years ended December 31, 2019, 2020 and 2021, respectively.

For the years ended December 31, 2019, 2020 and 2021, valuation loss on inventories recognized as operating costs included the amounts of $475 million, $1,161 million and $207 million, respectively.

As of December 31, 2020 and 2021, inventories of $2,076 million and $2,083 million, respectively, were expected to be recovered for a time period longer than twelve months.  The aforementioned amount of inventories is related to property development owned by LED.

Land held under development and construction in progress was mainly developed by LED for Qingshan Sec., Dayuan Dist., Taoyuan City project.  The Board of Directors of LED resolved to sign a joint construction and separate sale contract with Farglory Land Development Co., Ltd. in June 2021.